Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Consolidation
Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the Consolidated Statement of Operations from the date of acquisition.

Use of Estimates
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principal management estimates and judgments used in preparing the financial statements relate to revenue recognition and taxation.

Revenue Recognition
Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, consulting, contract staffing, and laboratory services. Contracts range in duration from a number of months to several years.
ASC 606 - Revenue from Contracts with Customers (year-ended December 31, 2018)
ICON adopted ASC 606 ' 'Revenue from Contracts with Customers' standard using the cumulative effect transition method. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2018), without restatement of comparative amounts. The cumulative effect of initially applying the new standard (to revenue, costs and tax) is recorded as an adjustment to the opening balance of equity at the date of initial application. The comparative information has not been adjusted and therefore continues to be reported under ASC 605 ‘Revenue Recognition’ and therefore in accordance with previous accounting policies. See note 26 Impact of change in accounting policies for details of the impact of adoption of the new accounting policy.
The new standard requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation.
Clinical trial service revenue
The most significant impact of application of the standard relates to our assessment of performance and percentage of completion in respect of our clinical trial service revenue. Prior to application of ASC 606, the revenue attributable to performance was determined based on both input and output methods of measurement on a percentage of completion basis. We have concluded that under the new standard, a clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. We have concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured based on an input measure being total project costs (inclusive of third party costs) at each reporting period.
Contracting services revenue
On evaluation of the principles at (1) - (5) set-out above in respect of ASC 606, the Company has availed of the practical expedient which results in recognition of revenue on a right to invoice basis. Application of the practical expedient reflects the right to consideration from the customer in an amount that corresponds directly with the value to the customer of the performance completion to date. This reflects hours performed by contract staff.

Consulting services revenue
On application of the ASC 606 'Revenue from Contracts with Customers' principles at (1) - (5) set-out above, we have concluded that our consulting services contracts represent a single performance obligation satisfied over time. The transaction price is determined by reference to contract or change order value. Revenue is recognized as the performance obligation is satisfied. The progress towards completion for consulting contracts is measured based on total project inputs (time) at each reporting period.

Laboratory services revenue
Revenue is recognized when, or as, obligations under the terms of a contract are satisfied, which occurs when control of the products or services are transferred to the customer. Revenue for laboratory services is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Where contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated relative selling price of the promised good or service. Service revenue is recognized over time as the services are delivered to the customer based on the extent of progress towards completion of the performance obligation. The determination of the methodology to measure progress requires judgment and is based on the nature of services provided. This requires an assessment of the transfer of value to the customer. The right to invoice measure of progress is generally related to rate per unit contracts, as the extent of progress towards completion is measured based on discrete service or time-based increments, such as samples tested or labor hours incurred. Revenue is recorded in the amount invoiced since that amounts corresponds to the value of the Company's performance and the transfer of value to the customer.

ASC 605 - Revenue recognition (years ended December 31, 2017 and December 31, 2016)
Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates. For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks, the complexity of the contract and can include geographical site selection and initiation, patient enrollment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company's estimates and assumptions historically have been accurate in all material respects in the aggregate. Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Consulting revenue is recognized on a fee-for-service basis as each hour of the related service is performed.

Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.

Laboratory service revenue is recognized on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognized on the basis of the number of deliverable units completed in the period.

Informatics revenue is recognized on a fee-for-service basis. Informatics contracts are treated as multiple element arrangements, with contractual elements comprising license fee revenue, support fee revenue and revenue from software services, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price.

License and support fee revenues are recognized rateably over the period of the related agreement. Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognized as revenue by revision to the total contract value arising as a result of an authorized customer change order.

(d)   Third party costs (Reimbursable expenses)

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract to the investigators. Third party costs (Reimbursable expenses) and the related revenue were separately presented on the face of the Consolidated Statement of Operations for periods up to and including the year-ended December 31, 2017. See sections (c) and (e) for accounting policy in respect of the treatment of activity relating to reimbursable expenses on revenue (c) and costs (e) on adoption of ASC 606 'Revenue from Contracts with Customers'.

(e)   Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

On adoption of ASC 606 'Revenue from Contracts with Customers', reimbursable expenses are presented within direct costs. This presentation is to align the presentation of costs with our assessment that our clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation is in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Reimbursable expenses are recorded once the activity which forms the basis for the cost has occurred.

Direct Costs
Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

On adoption of ASC 606 'Revenue from Contracts with Customers', reimbursable expenses are presented within direct costs. This presentation is to align the presentation of costs with our assessment that our clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation is in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Reimbursable expenses are recorded once the activity which forms the basis for the cost has occurred. Direct costs for the year-ended December 31, 2018 are therefore inclusive of third party costs of $702.8 million.

Investigator payment costs are recorded and reported reflecting investigator activity over the life of the contract. Investigator payments are made based on predetermined contractual arrangements. Payments may differ from the recording and reporting of the expense which is based on activity.

Advertising Costs	Advertising costs All costs associated with advertising and promotion are expensed as incurred.
Foreign Currencies and Translation of Subsidiaries
The financial statements of subsidiaries with other functional currencies are translated at period end rates for the Consolidated Balance Sheet and average rates for the Consolidated Statement of Operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income. Foreign currency transaction gains and losses are reported in other comprehensive income rather than through income where the foreign currency transaction is 'long-term investment' in nature i.e. settlement is not planned or anticipated in the foreseeable future.
Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the Balance Sheet date. Adjustments resulting from these translations are charged or credited to income.

Disclosure of Fair Value of Financial Instruments
Disclosure of fair value of financial instruments

Cash, cash equivalents, unbilled revenue, other receivables, available for sale investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments on account, accrued liabilities, accrued bonuses and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities' carrying amounts approximate fair value based on net present value of estimated future cash flows. Debt is measured at historical cost.

Financial instruments are measured in the Consolidated Balance Sheet at fair value using a fair value hierarchy of valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2:
Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Group's Senior notes (private placement debt) is carried at $350.0 million (prior to related financing costs). The carrying value at December 31, 2018, closely approximates fair value.

The Company classifies its investments in short term debt or equity investments as available for sale, as it does not actively trade such securities nor does it intend to hold them to maturity. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets. The unrealized movements in fair value are recognized in equity until disposal or sale, at which time, those unrealized movements from prior periods are recognized in Consolidated Statement of Operations. Losses other than temporary, which reduce the carrying amount below cost are recognized in Consolidated Statement of Operations.

Business Combinations
Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Any changes to this estimate outside the measurement period will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as a liability any adjustments will be accounted for through the Consolidated Statement of Operations or Other Comprehensive Income depending on whether the liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.

Goodwill and Impairment
Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill. Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The Company applied the provisions of ASU 2017-04 with effect from January 1, 2018. Under the amendment, the Company was required to perform its annual goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge would be recognized for any amount by which the carrying amount exceeds the reporting unit's fair value up to the amount of existing goodwill. The amendment allows an entity to perform a qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

Intangible Assets	Intangible assets Intangible assets are amortized on a straight line basis over their estimated useful life.
Cash and Cash Equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.
Investment in Debt, Equity and Other
Investments in debt, equity and other

Available for sale investments

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities. Realized gains and losses are determined using specific identification. The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders' equity. Any differences between the cost and fair value of the investments are represented by accrued interest and unrealized gains/losses.

Long term investments

The Company classifies its interests in funds having considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2018 meet the definition of equity securities without readily determinable fair values. Effective from 1 January 2018, the Company concluded that the interests held at December 31, 2018 qualify for the NAV practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period.

Accounts Receivable, net
Accounts receivable, net

Accounts receivable are recorded at fair value less an allowance for doubtful accounts. The allowance is an estimate based on historical collection experience, current economic and market conditions, and a review of the current status of each customer's trade accounts receivable. Account balances are written-off against the allowance when the Group determines that it is probable that the receivable will not be recovered.

Inventory
Inventory

Inventory is valued at the lower of cost and net realizable value and after provisions for obsolescence. The cost of inventories comprises the purchase price and attributable costs, less trade discounts.

Property, Plant and Equipment
Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Leasehold improvements are amortized using the straight line method over the estimated useful life of the asset or the lease term, whichever is shorter.

Leased Assets
Leased assets

Costs in respect of operating leases are charged to the Consolidated Statement of Operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the Consolidated Balance Sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the Consolidated Balance Sheet and the interest element of the capital lease rental is charged to interest expense.

Income Taxes
Income taxes

The Company applies the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the amount more likely than not to be realized. The Company recognizes the effect of income tax positions only if those positions will more likely than not be sustained. Recognized income tax positions are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to income taxes are included in income tax expense and classified with the related liability on the Consolidated Balance Sheet. The Company accounts for the impact of GILTI (“global intangible low-taxed income”) as a period item in the period it arises and has therefore not provided for deferred taxes in respect of this item.

Government Grants
Government grants

Government grants received relating to capital expenditures are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets. Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets. The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

Research and Development Credits
Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company's ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of operating expenditure.

Pension Costs
Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through two subsidiaries, a defined benefit plan for certain of its United Kingdom and Swiss employees. The Company accounts for the costs of these plans in accordance with ASC 715-30. These plans are presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Post retirement.

Net Income per Ordinary Share
Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

Share-Based Compensation
Share-based compensation

The Company accounts for its share options, restricted share units ("RSUs") and performance share units ("PSUs") in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and Directors is measured and recognized based on estimated grant date fair values. These equity-settled awards include employee share options, RSUs and PSUs.

Share-based compensation expense for share options awarded to employees and Directors is estimated at the grant date based on each option's fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSUs and PSUs awarded to employees and Directors is calculated based on the market value of the Company's shares on the date of award of the RSUs and PSUs. The value of awards expected to vest is recognized as an expense over the requisite service periods. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Estimating the grant date fair value of share options as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company's share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates and the expected term of the awards.

Impairment of Long-Lived Assets
Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount of the asset or fair value less selling costs.

Derivative Financial Instruments
Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposure to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, which has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2018 or December 31, 2017.

We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates. During the years-ended December 31, 2017 and December 31, 2018 we entered into forward currency contracts in respect of identified exposure arising from euro payments. All contracts expired during the year ended December 31, 2018.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecasted transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criterion for designating a derivative as a hedge includes the assessment of the instrument's effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of Other Comprehensive Income and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings and within the same Statement of Operations line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations.

Financing Costs and Gain on Interest Rate Hedge
Financing costs and gain on interest rate hedge

The interest rate in respect of the Senior Notes is fixed at 3.64% for the five year term of the agreement. The associated interest cost is recognized in interest expense in the period since drawdown in December 2015.

Cash proceeds ($4.6 million) received in November 2015 in respect of the realized hedge gain are amortized to the Consolidated Statement of Operations, net against interest payable, over the period of the Senior Notes.

Deferred financing costs (including issue costs relating to the Senior Notes) are reported at cost less accumulated amortization and the related amortization expense is included in interest expense, in our Consolidated Statement of Operations.

Reclassifications	Reclassifications Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.
Impact of New Accounting Pronouncements
Impact of New Accounting Pronouncements

Impact of new accounting pronouncements adopted during fiscal year-ended December 31, 2018

ASC 606 'Revenue from Contracts with Customers'
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated standard replaces most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. To achieve the core principle of the new standard, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. Subsequent to issuing ASU 2014-09, the FASB issued the following amendments concerning clarification of ASU 2014-09. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), which further clarifies the implementation guidance on principal versus agent considerations. The new guidance requires either a retrospective or a modified retrospective approach to adoption. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarifies the identification of performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which provides clarification on assessing the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts at transition.
The updated standard was effective for ICON in the first quarter of the year ended December 31, 2018. ICON elected to adopt the updated standard using the cumulative effect transition method. Under this transition method, ICON applied the new standard as of the date of initial application (i.e. January 1, 2018), without restatement of comparative period amounts. ICON recorded the cumulative effect of initially applying the new standard (to revenue and cost) as an adjustment to the opening balance of equity at the date of initial application. The most significant impact relates to our assessment of measurement of performance and percentage of completion in respect of our clinical trials service revenue. ICON applied the requirements of the new standard to those contracts not completed at the date of initial application. See note 26 Impact of New Accounting Policy for the impact of the adoption of the new accounting standard.
In May 2017, the FASB issued ASU 2017-10 'Service Concession Arrangements (Topic 853): Determining the Customer of the Operation Services' which clarifies that the customer in a service concession arrangement is always the grantor. This ASU is effective at the same time as ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (the new revenue standard).

•	If an entity had early adopted the new revenue standard before this ASU was issued (May 16, 2017), the entity may adopt this ASU on its effective date with certain specific transition provisions.

•	If an entity early adopts the new revenue standard after this ASU was issued, the entity must adopt this ASU at the same time as the new revenue standard with certain specific transition provisions.

•	An entity may elect to early adopt this ASU before the adoption of the new revenue standard with certain specific transition provisions.

The adoption of the ASU did not have a significant impact on the financial statements.

In January 2017, the FASB issued ASU 2017-01 'Business combinations - Clarifying the definition of a business' to provide a new framework for determining whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The ASU may be early adopted. The adoption of ASU 2017-01 did not have a significant impact on the financial statements.

In March 2017, the FASB issued ASU 2017-07 'Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost' which requires companies to present the service cost component of net benefit cost in the same line items in which they report compensation cost. Companies will present all other components of net benefit cost outside operating income, if this subtotal is presented. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2017-07 did not have a significant impact on the financial statements.
In January 2016, the FASB issued ASU 2016-01 'Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of the Financial Assets and Financial Liabilities' which will significantly change the income statement impact of equity investments and the recognition of changes in fair value of financial liabilities when the fair value option is elected. The ASU was effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-01did not have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-04, 'Recognition of Breakage for Certain Prepaid Stored-Value Products', which allows entities to recognize breakage on prepaid stored-value products consistent with how breakage is recognized under the new revenue standard. The exception applies to prepaid stored-value products in physical or digital form, with stored monetary values that are redeemable for goods and services, including those that can be redeemed for cash (e.g. prepaid gift cards issued on a specific payment network and redeemable at network-accepting merchant locations, prepaid telecommunication cards, and traveler's checks). The ASU was effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-04 did not have a significant impact on the financial statements.
In August 2016, the FASB issued ASU 2016-15, 'Classification of Certain Cash Receipts and Cash Payments', which addresses eight classification issues related to the statement of cash flows:

•	Debt prepayment or debt extinguishment costs;

•	Settlement of zero-coupon bonds;

•	Contingent consideration payments made after a business combination;

•	Proceeds from the settlement of insurance claims;

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	Distributions received from equity method investees;

•	Beneficial interests in securitization transactions; and

•	Separately identifiable cash flows and application of the predominance principle.

The ASU was effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-15 did not have a significant impact on the financial statements. Any contingent consideration payment arrangements arising on business combinations effected in the future will be reviewed for cash flow statement classification in line with ASU 2016-15. There were no contingent consideration payment arrangements during the year ended December 31, 2018.
In October 2016, the FASB issued ASU 2016-16, 'Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory', which requires entities to recognize at the transaction date the income tax consequences of intercompany asset transfers other than inventory. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-16 did not have a significant impact on the financial statements.
In November 2016, the FASB issued ASU 2016-18, 'Statement of Cash Flows (Topic 230): Restricted Cash', which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-18 did not have a material impact on the financial statements.

Financial statement effects of tax reform

H.R.1 was enacted on December 22, 2017. The effective date of the law for most provisions is January 1, 2018 however the effects were required to be recognized in December 2017 financial statements. In response, the SEC staff issued SAB 118, which allows registrants to record provisional amounts during a 'measurement period'. See Note 13 for assessment of impact of H.R.1 on the December 31, 2017 financial statements.

Impact of new accounting pronouncements which will be adopted during fiscal year-ended December 31, 2019

In February 2016, the FASB issued ASU 2016-02, 'Leases', requiring lessees to recognize a right-of-use asset and a lease liability on the Consolidated Balance Sheet for all leases with the exception of short-term leases. For lessees, leases will continue to be classified as either operating or finance leases in the income statement. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model. Lessors will continue to classify leases as operating, direct financing or sales-type leases. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition and requires application of the new guidance at the beginning of the earliest comparative period presented. The updated standard is effective for us beginning in the first quarter of the year-ended December 31, 2019. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures. See Note 15 Commitments and Contingencies for details of operating leases held during year-ended December 31, 2018. A lease liability and right-of-use asset will be recorded on the Consolidated Balance Sheet at December 31, 2019. We estimate the impact of the adoption of ASC 842 will be the recognition of a right-of use asset and of lease liabilities in the range of $100 million to $110 million. Under the new standard we expect an insignificant change in net result due to the replacement of operating leases expenses with amortization of the lease asset and the interest expense.

In July 2018, the FASB issued ASU 2018-11, which creates a new, optional transition method for implementing ASU 2016-02 and a lessor practical expedient for separating lease and non-lease components.
This ASU is effective:
•For entities that have not early adopted ASU 2016-02, with the effective date of ASU 2016-02.
•For entities that have early adopted ASU 2016-02, upon issuance. However, it can only be adopted by entities either at (1) the beginning of the company’s first reporting period after issuance or (2) the entity’s mandatory ASC 842 effective date. The Company has elected to adopt this transition method for implementing ASU 2016-02 and the related practical expedient.

In July 2018, the FASB issued ASU 2018-10, which clarifies and corrects errors in ASC 842. The effective date and transition requirements in ASU 2018-10 are the same as the effective date and transition requirements of ASU 2016-02.

In January 2018, the FASB issued ASU 2018-01, which clarifies that land easements are in the scope of ASU 2016-02, Leases, and provides transition relief. The effective date and transition requirements in ASU 2018-01 are the same as the effective date and transition requirements of ASU 2016-02.

In August 2017, the FASB issued ASU 2017-12 'Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities' which changes the recognition and presentation requirements of hedge accounting, including:

•	Eliminating the requirement to separately measure and report hedge ineffectiveness; and

•	Presenting all items that affect earnings in the same income statement line item as the hedged item.

The ASU also provides new alternatives for:

•	Applying hedge accounting to additional hedging strategies;

•	Measuring the hedged item in fair value hedges of interest rate risk;

•	Reducing the cost and complexity of applying hedge accounting by easing the requirements for effectiveness testing, hedge documentation and application of the critical terms match method; and

•	Reducing the risk of material error correction if a company applies the shortcut method inappropriately.

This ASU is effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted any time after the issuance of the ASU, including in an interim period. If adopted at other than the beginning of a fiscal year, cumulative effect adjustments are reflected as of the beginning of the fiscal year. The adoption of the ASU is not expected to have a significant impact on the financial statements.

In February 2017, the FASB issued ASU 2017-05 'Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets'. In February 2017, the FASB issued ASU 2017-05, which clarifies the guidance in Subtopic 610-20 on accounting for derecognition of a nonfinancial asset. The ASU also defines in-substance nonfinancial assets and includes guidance on partial sales of non-financial assets. The adoption of ASU 2017-05 is not expected to have an impact on the financial statements.

In July 2017, the FASB issued ASU 2017-11 'Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception' under which down round features will not cause certain equity-linked financial instruments to be accounted for as derivatives. A company that presents EPS information will reflect the effect of a down round feature of free-standing equity-linked financial instruments in EPS only if it is triggered. The ASU is effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of the ASU is not expected to have an impact on the financial statements.

In June 2016, the FASB issued ASU 2016-13, 'Measurement of Credit Losses on Financial Instruments', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The ASU is effective for public business entities that are SEC filers for interim and annual periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-13 is not expected to have a significant impact on the financial statements.

In July 2018, the FASB issued ASU 2018-09, which clarifies and corrects unintended application of guidance, and makes improvements to several Codification Topics. The changes are part of an ongoing FASB project to make non-substantive technical corrections, clarifications, and improvements that are not expected to have a significant effect on accounting practice or create a significant administrative cost to most entities.
Most of the amendments are effective immediately.
Some of the amendments are effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2018.
•All other entities for annual periods in fiscal years beginning after December 15, 2019, and interim periods in fiscal years beginning after December 15, 2020. Other amendments, which affect recently issued ASUs that are not yet effective, are effective with the original ASU. The impact of adoption of ASU 2018-19 is not expected to be significant.

In June 2018, the FASB issued ASU 2018-08, which clarifies and improves current guidance about whether a transfer of assets (or the reduction, settlement, or cancellation of liabilities) is a contribution or an exchange transaction. For transactions in which an entity is either a public business entity or an NFP that has issued, or is a conduit bond obligor for securities that are traded, listed, or quoted on an exchange or an over-the-counter market and serves as a resource recipient, the entity should apply the amendments in this ASU on contributions received to annual and interim periods in fiscal years beginning after June 15, 2018. All other entities should apply the amendments for transactions in which the entity serves as the resource recipient to annual periods in fiscal years beginning after December 15, 2018 and interim periods in fiscal years beginning after December 15, 2019. For transactions in which an entity is either a public business entity or an NFP that has issued, or is a conduit bond obligor for securities that are traded, listed, or quoted on an exchange or an over-the-counter market and serves as a resource provider, the entity should apply the amendments in this ASU on contributions made to annual and interim periods in fiscal years beginning after December 15, 2018. All other entities should apply the amendments for transactions in which the entity serves as the resource provider for annual periods in fiscal years beginning after December 15, 2019 and interim periods in fiscal years beginning after December 15, 2020. Early adoption of the amendments is permitted. The adoption of ASU 2018-08 is not expected to have a significant impact on the financial statements.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The adoption of ASU 2018-02 is not expected to have a significant impact on the financial statements.

In December 2017, the FASB issued ASU 2017-15. The ASU eliminates Topic 995, which includes an exemption to the recognition of deferred taxes on certain statutory reserve deposits that were, but are no longer, tax deferred. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. The adoption of ASU 2017-15 is not expected to have a significant impact on the financial statements.

Impact of other new accounting pronouncements

In January 2017, the FASB issued ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The ASU is effective for public businesses, that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2017-04 is not expected to have a significant impact on the financial statements.

In August 2018, the FASB issued ASU 2018-15, which clarifies that implementation costs incurred by customers in cloud computing arrangements are deferred if they would be capitalized by customers in software licensing arrangements under the internal-use software guidance.
This ASU is effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2019.
•Early adoption is permitted. Our evaluation of the impact of adoption of ASU 2018-15 is on-going.

In August 2018, the FASB issued ASU 2018-14, which aims to improve the overall usefulness of disclosures to financial statement users and reduce unnecessary costs to companies when preparing defined benefit plan disclosures.
This ASU is effective for:
•Public business entities for financial statements issued for fiscal years ending after December 15, 2020.
•Retrospective adoption is required and early adoption is permitted. Our evaluation of the disclosure impact of adoption of ASU 2018-14 is on-going.

In August 2018, the FASB issued ASU 2018-13, which aims to improve the overall usefulness of disclosures to financial statement users and reduce unnecessary costs to companies when preparing fair value measurement disclosures. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2019. Retrospective adoption is required except for the following changes, which are required to be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption:
•Changes in unrealized gains and losses included in other comprehensive income for Level 3 instruments;
•The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements; and
•The narrative description of measurement uncertainty.
Early adoption is permitted. An entity may early adopt any eliminated or modified disclosure requirements and delay adoption of the additional disclosure requirements until their effective date. In such cases, users should refer to the Codification for disclosure requirements. Our evaluation of the disclosure impact of adoption of ASU 2018-13 is on-going.

In August 2018, the FASB issued ASU 2018-12, which changes how insurance entities recognize, measure, present and disclose long-duration contracts. This ASU is effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2020.
•Early adoption is permitted. The adoption of ASU 2018-12 is not expected to impact on the financial statements.

In June 2018, the FASB issued ASU 2018-07, which more closely aligns the accounting for employee and nonemployee share-based payments.
This ASU is effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2018.
•The adoption of ASU 2018-07 is not expected to have a significant impact on the financial statements.